CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME
Unrealized gains (losses) on available-for-sale securities, taxes (benefit)	$ 1,097	$ (120)	$ (233)
Cash dividend declared, per share (in dollars per share)	$ 4.25	$ 4.00	$ 3.50